Share Incentive Plans, Compensation Expense Related to Options (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation [Abstract]
Compensation expense related to options	$ 1.2	$ 1.7	$ 0.7
Unrecognized compensation expense related to options	$ 0.6
Period over which unrecognized compensation expense will be expensed	1 year 5 months 23 days